Deconsolidation of subsidiary	9 Months Ended
May 31, 2024
Deconsolidation of subsidiary
Deconsolidation of subsidiary

25. Deconsolidation of subsidiary

On April 25, 2024, the Company sold 100% of the shares of EB Rental, Ltd., which previously facilitated its electric boat rental operations located in Newport Beach, California, to EB Strategies Inc. for $1,089,302. The Company continues to own and operate its electric boat rental operations in Ventura, California and Palm Beach, Florida. Up until April 25, 2024, EB Strategies Inc was considered a related party whose controlling shareholder was a member of management of the Company’s boat rental operation. His employment and association with the Company ended at the close of this transaction.

These condensed interim consolidated financial statements have been prepared based on the books and records maintained by the Company, and the subsidiaries that it controls. However, due to the above sale of EB Rental, Ltd., the control over this subsidiary was deemed to have been lost as of April 25, 2024. As such, the Company ceased consolidating this subsidiary as at April 25, 2024.

The gain on the disposal of EB Rental, Ltd. at the deconsolidation date was determined as follows:

	$
Fair Value Consideration received		1,089,302

Less: EB Rental, Ltd. net assets at disposal
-EB Rental Ltd. share capital at disposal	100
-EB Rental Ltd. deficit at disposal	(165,427)	(165,327)

Less: Goodwill attributable to EB Rental, Ltd.		1,079,040

Total gain on deconsolidation date		175,589

On the deconsolidation date, EB Rental, Ltd.’s net assets (liabilities) were determined as follows:

$
Current assets	460,018
Right of use assets	804,596
Property, plant and equipment	555,875
Other assets	281,384
Current liabilities	(1,627,777)
Lease liabilities	(639,423)

(165,327)

The financial performance of EB Rental, Ltd. for the three-month and nine-month periods ended May 31, 2024 and 2023 that are included in these condensed interim consolidated financial statements are as follows:

	Three-month	Three-month	Nine-month	Nine-month
	period	period	period	period
	ended May	ended May	ended May	ended May
	31, 2024	31, 2023	31, 2024	31, 2023
	$	$	$	$
Revenues	422,537	830,007	1,883,709	2,534,865
Cost of sales	98,224	515,949	832,088	1,381,900
Gross profit	324,313	314,058	1,051,621	1,152,965
Expenses	274,162	347,084	965,745	836,861
Income (loss) before tax	50,151	(33,026)	85,876	316,104
Income tax recovery	(53,834)	(216,848)	(205,367)	(216,848)
Net income	106,985	183,822	291,243	532,952

The Cash flow information related to EB Rental, Ltd. for the nine-month periods ended May 31, 2024 and 2023 are as follows:

	Nine-month	Nine-month
	period	period
	ended May31,	ended May 31,
	2024	2023
	$	$
Cash provided by operating activities	247,185	695,127
Cash used in investing activities	(23,336)	(290,035)
Cash used in financing activities	(151,192)	(189,785)